Reportable Segments (Tables) - Successor [Member]	1 Months Ended
Jun. 30, 2018
Schedule of Revenue from Operations

In accordance with FASB ASC 280 – Segment Reporting, information on revenues and long-lived assets of the operations of the Company are disclosed below (in thousands):

Revenue from operations

Reportable Segment	Successor (NESR)	Predecessor (NPS)
	2018	2018		2017
	June 7, 2018 to June 30, 2018	April 1 to June 6	January 1 to June 6	April 1 to June 30	January 1 to June 30
Production services	$28,602	$48,032	$112,295	$58,545	$105,329
Drilling and evaluation services	16,384	12,153	24,732	10,044	17,999
Total	$44,986	$60,185	$137,027	$68,589	$123,328

Long-lived asset

Reportable Segment	Successor (NESR)	Predecessor (NPS)
	June 30, 2018	December 31, 2017
Production services	$207,445	$180,289
Drilling and evaluation services	103,270	58,923
Unallocable assets	13,664	25,057
Total	$324,379	$264,269

EBITDA

Reportable Segment	Successor (NESR)	Predecessor (NPS)
	2018	2018		2017
Segment EBITDA	June 7, 2018 to June 30, 2018	April 1 to June 6	January 1 to June 6	April 1 to June 30	January 1 to June 30
Production Services	$8,770	$15,112	$36,836	$20,864	$37,211
Drilling and Evaluation Services	1,275	1,217	3,267	1,602	1,659
Unallocated Costs	(6,679)	(5,517)	(9,651)	(2,935)	(4,815)
Total	$3,366	$10,812	$30,452	$19,531	$34,055

	Successor (NESR)	Predecessor (NPS)
	2018	2018		2017
	June 7, 2018 to June 30	April 1 to June 6	January 1 to June 6	April 1 to June 30	January 1 to June 30

Net income	$(3,965)	$1,283	$6,736	$7,416	$10,258
Add:
Income taxes	(1,029)	1,359	2,342	1,043	1,954
Interest expense, net	1,900	1,265	4,090	1,700	3,273
Depreciation and amortization	6,459	6,905	17,284	9,372	18,570
Total EBITDA	$3,665	$10,812	$30,452	$19,531	$34,055

Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas

Revenue by geographic area

Geography	Successor (NESR)	Predecessor (NPS)
	2018	2018		2017
	June 7, 2018 To June 30, 2018	April 1 To June 6	January 1 To June 6	April 1 To June 30	January 1 To June 30
MENA	$44,573	$59,294	$134,479	$68,086	$121,397
Other countries	413	891	2,548	503	1,931
Total	$44,986	$60,185	$137,027	$68,589	$123,328

Long-lived assets by geographic area

Geography	Successor (NESR)	Predecessor (NPS)
	June 30, 2018	December 31, 2017
MENA	$315,285	$258,382
Other countries	9,094	5,887
Total	$324,379	$264,269